Lease	12 Months Ended
Mar. 31, 2025
Lease [Abstract]
LEASE

NOTE 15 — LEASE

The Company has various operating leases for office space. The lease agreement does not specify an explicit interest rate and the interest rate implicit in the lease is not readily determinable. The Company’s management believes that the five year’s loan prime rate of PRC plus margin 0.05% was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 4.25%.

As of March 31, 2025 and 2024, the right-of-use asset totaled $120,918 and $368,687, respectively.

As of March 31, 2025 and 2024, lease liability consists of the following:

	March 31, 2025	March 31, 2024
Lease liability – current portion	$123,645	$258,709
Lease liability – non-current portion	—	113,394
Total	$123,645	$372,103

The following table represents the lease cost as of the periods indicated.

	March 31, 2025	March 31, 2024	March 31, 2023
Amortization of operating lease right of use assets	$281,006	$125,902	$6,093
Interest on lease liabilities	10,883	9,485	25
Short term lease expenses	73,437	73,941	71,082
Total	$365,326	$209,328	$77,200

The following table represents the maturity of lease liabilities as of March 31, 2025.

Operating Leases
2026	124,965
Total lease payments	124,965
Less: interest	(1,320)
Present value of lease liabilities	$123,645

Other lease information is as follow:

Lease Term and Discount Rate	March 31, 2025	March 31, 2024	March 31, 2023
Weighted-average remaining lease term – operating leases	0.42 years	1.42 years	—
Weighted-average discount rate – operating leases	4.25%	4.25%	—

The following table represents the minimum cash lease payments included in the measurement of lease liabilities for the periods presented.

	March 31, 2025	March 31, 2024	March 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows for operating leases	$293,516	$131,945	$6,263